Deferred Tax Assets, Net (Details) - Schedule of deferred tax assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Assets Abstract
Deficit carried-forward	$ 83,029	$ 87,438	$ 20,600
Allowance	166,520	175,360	434,248
Deferred tax assets	249,549	262,798	454,848
Less: valuation allowance
Deferred tax assets, non-current	$ 249,549	$ 262,798	$ 454,848